Related parties (Tables)	12 Months Ended
Mar. 31, 2025
Related Party [Abstract]
Related Party Transactions	Below are the related-party balances as of March 31, 2024, and 2025:

(In millions)
Type of related party	Name of related party	Detail of transaction	Outstanding balance as of March 31,2024	Outstanding balance as of March 31,2025
Parent company	Monex Group, Inc.	Business management service fee(2)	¥125	¥—
Subsidiaries of parent company	Monex Finance Corporation	Borrowing(3) (4)	—	751
Associates of parent company	Monex, Inc.	Provision of sales service	4	5
		Derivative transaction(5)	2	—
Below is the related-party transaction impact on the consolidated statements of profit or loss and other comprehensive income for the year ended March 31, 2023, 2024 and 2025:

(In millions)			For the fiscal year ended March 31,
Type of related party	Name of related party	Detail of transaction	2023	2024	2025
Key management	The managing directors of the Company	Transaction revenue(1)	¥0	¥0	¥1
Parent company	Monex Group, Inc.	Business management service fee(2)	363	458	397
Subsidiaries of parent company	Monex Crypto Bank, Inc.	Transaction revenue(1)	5	0	0
	Monex Finance Corporation	Interest expense	0	—	21
Associates of parent company	Monex, Inc.	Transaction revenue(1)	0	847	6,396
		Cost of sales(1)	0	844	6,377
		Provision of sales service	23	26	42
		Derivative gains(5)	—	55	9
____________
Notes:
(1) Certain of Coincheck’s managing directors and related parties purchase or sell crypto assets on Coincheck’s
Marketplace platform. The transactions for the year ended March 31, 2024 and 2025, were made on terms equivalent to those that prevail in arm’s-length transactions. The Company recognized the corresponding transaction revenue amounting to ¥5 million, ¥848 million and ¥6,397 million for the years ended March 31,
2023, 2024 and 2025, respectively.
(2) Business management service fee represents the considerations for guidance and support on general management and other consulting services provided by Monex, the direct parent company of Coincheck prior to the Business Combination. The services include support on registration of cryptocurrency exchange business and negotiation with the Financial Services Agency necessary for continuing registration, assistance in cyber security risk management, and maintaining relationships with relevant financial institutions. According to the business management service fee agreement, the consideration paid was 5% of Coincheck’s total revenue net of cost of sales (variable fees). This agreement was terminated in November 2024.
(3) Coincheck entered into a line of credit with Monex Finance Corporation, with aggregate commitments as of
March 31, 2024 and March 31, 2025 of ¥6,000 million and ¥6,000 million, respectively. No amounts were outstanding under this arrangement as of March 31, 2024 or March 31, 2025, after drawing down and subsequently repaying ¥6,000 million in June of 2024.
(4) Coincheck Parent entered into its own commitment line contract of ¥2,400 million as a debtor with Monex
Finance Corporation as of December 11, 2024, which was extended, amended and restated as of March 31,
2025, for the purpose of operating capital. As of March 31, 2025, the balance outstanding under this was ¥751 million, with an interest rate of 5.69%.
(5) The derivative transaction is a forward exchange transaction between the USD and the Japanese yen.
Realized gain of ¥55 million and ¥9 million recognized in the consolidated statement of profit or loss and other comprehensive income is included in the “Transaction amount” of the derivative transaction for the years ended
March 31, 2024 and 2025, respectively. ¥2 million shown in “Outstanding balance” is the fair value gain of the foreign exchange forward transaction that was not closed as of March 31, 2024 with the principal amount of ¥43 million. As of March 31, 2025, this has been closed.
The compensations for key management personnel are as follows:

	For the fiscal year ended March 31,
	2023	2024	2025
Short-term employee benefits	¥83	¥66	¥291

Listing of Consolidated Subsidiaries	The following is a list of the Company’s consolidated subsidiaries: 6 subsidiaries as of
March 31, 2025.

Name of subsidiary	Place of incorporation a nd operation	Contents of business	Percentage of voting rights held by the Company
Coincheck, Inc.	Japan	Provides end-to-end crypto asset exchange services and operates a multi-cryptocurrency marketplaces.	100%
CCG Administrative Services, Inc.	US	Provides certain administrative services for Coincheck Group N.V.	100%
M1 Co G.K.	Japan	Serves as a special purpose entity for de-SPAC process.	100%
Next Finance Tech Group	Japan	Provides staking service.	100%
Next Finance Tech Digital Assets Co., Ltd.	Japan	Borrows cryptocurrencies.	100%
Next Finance Tech International Co., Ltd.	Cayman Islands	Manages Next Finance's insurance.	100%